AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.1%
Asset-Backed Securities — 37.9%
Automobiles — 14.5%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	400	$ 412,439
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	29	29,189
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	102,714
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	91	91,535
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	300	305,309
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	100	100,066
Series 2018-01, Class A3
2.480%	11/15/22	100	100,461
Series 2018-04, Class B
3.670%	05/15/24	400	417,406
Series 2019-01, Class A2A
3.020%	07/15/22	179	179,724
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
2.368%(c)	08/15/29	46	46,030
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	56	56,063
Drive Auto Receivables Trust,
Series 2018-02, Class B
3.220%	04/15/22	193	193,210
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	129	128,808
Series 2017-03, Class A2, 144A
2.130%	05/22/23	48	47,966
Series 2018-01, Class A2, 144A
2.870%	10/20/23	135	135,723
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	400	401,780
Series 2018-02, Class A, 144A
3.470%	01/15/30	200	209,352
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A1
1.950%	11/15/21	400	399,840
Series 2017-02, Class A2, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.620%)
2.378%(c)	09/15/22	100	100,077
Series 2018-02, Class A
3.170%	03/15/25	400	413,509
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	103,260
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Honda Auto Receivables Owner Trust,
Series 2018-04, Class A3
3.160%	01/17/23	400	$ 407,917
Nissan Master Owner Trust Receivables,
Series 2017-B, Class A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)
2.458%(c)	04/18/22	500	500,734
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	137	136,600
Series 2018-01A, Class A, 144A
3.430%	12/16/24	400	406,697
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	29	28,754
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	52	52,182
			5,507,345
Collateralized Loan Obligations — 15.5%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.403%(c)	07/15/31	750	743,042
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.622%(c)	01/16/30	250	250,198
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	10/15/30	250	249,606
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.483%(c)	01/15/30	250	249,300
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.538%(c)	04/22/30	250	249,114
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.388%(c)	01/22/31	250	248,886
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.297%(c)	04/26/31	250	246,281
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.539%(c)	10/23/29	250	249,466
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.133%(c)	04/15/27	250	249,012
A1

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.583%(c)	10/13/31	500	$ 494,435
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.433%(c)	01/17/31	250	249,459
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.422%(c)	07/16/31	250	248,204
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.395%(c)	11/14/29	250	249,410
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.309%(c)	05/07/31	250	248,000
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.328%(c)	05/15/26	148	147,818
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.498%(c)	10/20/30	250	249,417
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.603%(c)	07/17/26	250	250,057
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.418%(c)	01/20/31	250	248,339
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.528%(c)	10/20/29	250	249,951
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.478%(c)	10/20/31	250	248,066
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
3.593%(c)	04/15/30	250	248,198
			5,866,259
Consumer Loans — 1.2%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	203	205,354
Series 2019-02, Class A, 144A
3.010%	04/25/28	238	239,799
			445,153
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards — 3.5%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	500	$ 512,277
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	300	302,353
Citibank Credit Card Issuance Trust,
Series 2018-A03, Class A3
3.290%	05/23/25	500	524,030
			1,338,660
Equipment — 0.5%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	100	100,480
Series 2019-B, Class A2, 144A
2.070%	10/12/22	100	100,027
			200,507
Student Loans — 2.7%
Laurel Road Prime Student Loan Trust,
Series 2018-B, Class A1FX, 144A
2.680%	05/26/43	55	54,877
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	137	136,933
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	49	49,800
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	300	304,323
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	41	40,777
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	400	416,657
			1,003,367

Total Asset-Backed Securities (cost $14,223,152)			14,361,291
Commercial Mortgage-Backed Securities — 24.5%
BANK,
Series 2017-BNK07, Class A1
1.984%	09/15/60	76	75,359
CD Mortgage Trust,
Series 2016-CD02, Class A1
1.848%	11/10/49	387	385,676
Series 2017-CD05, Class A1
2.028%	08/15/50	247	246,736
Series 2017-CD06, Class A3
3.104%	11/13/50	560	579,863
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	341	340,007

A2

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C08, Class A1
1.965%	06/15/50	104	$ 103,537
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	100	106,329
Series 2016-C02, Class A1
1.499%	08/10/49	147	145,750
Commercial Mortgage Trust,
Series 2014-UBS02, Class A2
2.820%	03/10/47	25	25,054
Series 2016-DC02, Class A1
1.820%	02/10/49	587	584,056
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A1
2.010%	11/15/48	216	215,060
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	402	400,441
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	267	280,340
FHLMC Multifamily Structured Pass-Through Certificates,
Series K015, Class A2
3.230%	07/25/21	48	48,915
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3
3.526%	08/10/46	54	54,759
Series 2014-GC22, Class A3
3.516%	06/10/47	233	235,648
Series 2014-GC24, Class A5
3.931%	09/10/47	280	301,417
Series 2015-GC32, Class A3
3.498%	07/10/48	100	106,502
Series 2017-GS07, Class A1
1.950%	08/10/50	216	215,969
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	324	323,070
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	329	326,584
Series 2017-C07, Class A1
2.081%	10/15/50	106	106,236
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	240	244,421
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	150	159,036
Series 2016-C32, Class A3
3.459%	12/15/49	400	428,254
Series 2017-C33, Class A1
2.031%	05/15/50	116	116,133
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49	292	290,998
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	858	$ 857,114
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A1
1.639%	09/15/58	173	172,584
Series 2015-NXS03, Class A1
1.504%	09/15/57	42	41,927
Series 2016-C35, Class A1
1.392%	07/15/48	312	310,449
Series 2016-C37, Class A1
1.944%	12/15/49	824	821,393
Series 2017-C38, Class A1
1.968%	07/15/50	160	160,097
Series 2017-C41, Class ASB
3.390%	11/15/50	300	317,020
Series 2017-RB01, Class A1
2.056%	03/15/50	145	144,526

Total Commercial Mortgage-Backed Securities (cost $9,096,543)			9,271,260
Corporate Bonds — 19.5%
Airlines — 0.5%
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	172	180,386
Auto Manufacturers — 0.8%
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	300	303,199
Banks — 6.9%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	135	140,419
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	105	108,483
Sub. Notes, MTN
4.000%	01/22/25	170	180,512
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	200	203,395
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25	200	206,529
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	150	160,674
Sub. Notes
3.875%	03/26/25	125	131,536
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23	250	261,094
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	10	10,774

A3

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	200	$ 211,716
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	145	148,844
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	165	174,411
Sub. Notes
3.375%	05/01/23(a)	150	155,134
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
5.500%	07/28/21	75	79,584
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	270	287,234
Sub. Notes, MTN
4.100%	05/22/23	150	157,960
			2,618,299
Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	15	15,486
Celgene Corp.,
Sr. Unsec’d. Notes
3.450%	11/15/27	135	143,033
3.625%	05/15/24	100	105,599
			264,118
Chemicals — 0.3%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	105	111,025
Diversified Financial Services — 0.7%
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A
2.125%	09/19/22	250	252,352
Electric — 1.5%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	125	128,850
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	250	260,760
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	180	187,519
			577,129
Foods — 0.2%
Tyson Foods, Inc.,
Sr. Unsec’d Notes
3.950%	08/15/24	75	80,074
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	120	$ 121,295
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.250%	09/01/24	85	88,043
			209,338
Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	14	14,844
4.569%	02/01/29	46	51,326
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	10	10,295
			76,465
Miscellaneous Manufacturing — 0.3%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	110	111,454
Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	185	186,419
Oil & Gas — 1.3%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	41	41,739
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27(a)	230	239,127
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes, 144A
2.250%	09/13/20	200	199,778
			480,644
Pharmaceuticals — 2.0%
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	125	128,098
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24	295	298,625
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26	240	262,104
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	70	72,226
			761,053
Pipelines — 2.8%
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24	150	144,457

A4

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	150	$ 155,176
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	10	10,255
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	55	56,460
4.500%	07/15/23	140	149,141
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	265	277,325
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	275	281,289
			1,074,103
Real Estate Investment Trusts (REITs) — 0.3%
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	100	104,934

Total Corporate Bonds (cost $7,152,296)			7,390,992
Residential Mortgage-Backed Securities — 1.3%
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.582%(c)	08/25/60	147	146,747
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.683%(c)	07/15/58	300	300,096
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/52	25	25,025

Total Residential Mortgage-Backed Securities (cost $471,960)			471,868
Sovereign Bonds — 1.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	209,998
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	400	400,705
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	115	116,476

Total Sovereign Bonds (cost $712,310)			727,179
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 7.6%
Federal Home Loan Mortgage Corp.
2.750%	06/19/23	1,000	$ 1,040,428
Federal National Mortgage Assoc.
2.375%	01/19/23	250	256,214
2.500%	02/05/24	290	300,934
2.875%	09/12/23	300	314,398
Residual Funding Corp., Principal Strip
2.140%(s)	10/15/20	1,000	980,928

Total U.S. Government Agency Obligations (cost $2,812,233)			2,892,902
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bonds
3.750%	11/15/43	360	473,526
U.S. Treasury Notes
2.125%	05/15/25(k)	680	699,231
2.250%	11/15/24	710	733,214
2.500%	05/15/24(k)	505	525,792

Total U.S. Treasury Obligations (cost $2,368,823)			2,431,763

Total Long-Term Investments (cost $36,837,317)			37,547,255

	Shares
Short-Term Investments — 1.3%
Affiliated Mutual Funds — 1.2%
PGIM Core Ultra Short Bond Fund(w)	80,369	80,369
PGIM Institutional Money Market Fund (cost $389,570; includes $389,096 of cash collateral for securities on loan)(b)(w)	389,508	389,547

Total Affiliated Mutual Funds (cost $469,939)		469,916

Options Purchased*~ — 0.1%
(cost $1,589)	34,615

Total Short-Term Investments (cost $471,528)	504,531

TOTAL INVESTMENTS—100.4% (cost $37,308,845)	38,051,786

Liabilities in excess of other assets(z) — (0.4)%	(156,334)

Net Assets — 100.0%	$ 37,895,452

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation

A5

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
CMS	Constant Maturity Swap
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $379,780; cash collateral of $389,096 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$ 87
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	228	2,335
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	222	2,265
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	556	5,325
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,102	10,884
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,120	11,583
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	222	2,136
Total Options Purchased (cost $1,589)							$34,615
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
139	10 Year U.S. Treasury Notes	Dec. 2019	$18,113,438	$(136,360)
58	10 Year U.S. Ultra Treasury Notes	Dec. 2019	8,259,563	(106,482)
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	959,531	(7,143)
				(249,985)
Short Positions:
8	90 Day Euro	Dec. 2020	1,970,500	2,134
11	2 Year U.S. Treasury Notes	Dec. 2019	2,370,500	380
335	5 Year U.S. Treasury Notes	Dec. 2019	39,914,727	236,538
28	20 Year U.S. Treasury Bonds	Dec. 2019	4,544,750	59,880
				298,932
				$ 48,947
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AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,990	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	$ 128	$ 18,161	$ 18,033
1,030	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(28,007)	(28,007)
1,510	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(43,186)	(43,186)
58,675	07/10/24	2.187%(S)	3 Month LIBOR(2)(Q)	(1,070,772)	1,807,372	2,878,144
690	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(41,845)	(41,845)
4,352	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,325)	(389,427)	(385,102)
4,358	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	188	(396,715)	(396,903)
125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(5,486)	(5,486)
1,600	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(2,854)	(87,161)	(84,307)
5,751	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(3,822)	(133,135)	(129,313)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	(4,719)	(6,334)
4,147	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(48,491)	(450,618)	(402,127)
382	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(41,381)	(41,381)
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	39,689	42,552
85	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(487)	(487)
				$(1,131,196)	$ 243,055	$1,374,251

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7